Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	20,434,635	1,628,641

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	60,733,449	1,084,700

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,440,815	214,043

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,803,594	86,037

Total Investment Companies (Cost $2,627,270)		3,013,421
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $2,953)	29,530	2,953

Total Investments (100.3%) (Cost $2,630,223)		3,016,374
Other Assets and Liabilities-Net (-0.3%)		(8,361)
Net Assets (100%)		3,008,013

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Institutional Target Retirement 2060 Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at January 31, 2020.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,930	NA1	NA1	—	—	12	—	2,953
Vanguard Total Bond
Market II Index Fund	184,795	52,704	22,369	8	(1,095)	1,277	—	214,043
Vanguard Total
International Bond
Index Fund	72,202	17,908	979	—	(3,094)	2,087	—	86,037
Vanguard Total
International Stock
Index Fund	914,175	107,787	10,660	—	73,398	11,679	—	1,084,700
Vanguard Total Stock
Market Index Fund	1,379,176	155,607	26,400	21	120,237	8,645	—	1,628,641
Total	2,555,278	334,006	60,408	29	189,446	23,700	—	3,016,374

1Not applicable—purchases and sales are for temporary cash investment purposes.

Institutional Target Retirement 2060 Fund